8. Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	R$ 739,699	R$ 1,229,530
Overdue until 30 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	10,278	47,959
Overdue 31 to 60 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	21,677	23,290
Overdue 61 to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	13,501	3,986
Overdue 91 to 180 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	11,474	3,009
Overdue 181 to 360 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	785	421
Overdue above 360 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	4,060	3,202
Current Until 30 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	459,338	567,567
Current 31 to 60 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	88,893	213,334
Current 61 to 90 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	33,121	100,478
Current 91 to 180 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	54,832	187,883
Current 181 to 360 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	41,484	76,902
Current above 360 days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	256	1,499
Current [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	677,924	1,147,663
Overdue [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	R$ 61,775	R$ 81,867